Commitments and contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

18. Commitments and contingencies

The Company exercises considerable judgment in determining the exposure to risks and recognizing provisions or providing disclosure for contingent liabilities related to pending litigations or other outstanding claims and liabilities. Judgment is necessary in assessing the likelihood that a pending claim will succeed, or a liability will arise, and in quantifying the possible range of the final settlement. Provisions are recorded for liabilities when losses are considered probable and can be reasonably estimated. Due to the inherent uncertainties in making such judgments, actual losses may be different from the originally estimated provision. Estimates are subject to change as new information becomes available, primarily with the support of internal specialists or outside consultants, such as actuaries or legal counsel. Adjustments to provisions may significantly affect future operating results.

The following table summarizes the Company’s future commitments by contractual maturity on June 30, 2025:

	Payments by Period
		Less than a			More than
(in Euros)	Total	year	1 to 3 years	4 to 5 years	5 years
OSR office rent	€16,141	€16,141	€-	€-	€-
AGC manufacturing	3,085,053	2,853,386	231,667	-	-
Insurance policies	4,664	4,664	-	-	-
Total	€3,105,858	€2,874,191	€231,667	€-	€-

The commitments with OSR relate to the office rent agreement, while the commitments with AGC Biologics (“AGC”) relate to product manufacturing and services.

Insurance on operating leases is related to the non-lease insurance component of the Company’s auto lease agreement, which was entered into in February 2022 and has a term of four (4) years.

The Company has not included future milestones and royalty payments in the table above because the payment obligations under these agreements are contingent upon future events, such as the Company’s achievement of specified milestones or generating product sales, and the amount, timing, and likelihood of such payments are unknown and are not yet considered probable.

CMO and CRO agreements

The Company enters into contracts in the normal course of business with CMOs, CROs, and other third parties for exploratory studies, manufacturing, clinical trials, testing, and services (shipments, travel logistics, etc.). These contracts do not contain minimum purchase commitments and, except as discussed below, are cancelable by the Company upon prior written notice. Payments due upon cancellation consist only of payments for services provided or expenses incurred, including non-cancelable obligations of the Company’s vendors or third-party service providers, up to the date of cancellation. These payments are not included in the table above as the amount and timing of such payments are not known.

OSR - San Raffaele Hospital

As part of the ARLA, the Company is obligated to carry out development activities using qualified and experienced professionals and a sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).

The Company incurred approximately €1.4 million and €0.9 million of manufacturing expenses during the first six months ended June 30, 2025, and June 30, 2024, respectively. The cumulative expense to date is €12.3 million, and there is no residual commitment for the Company at June 30, 2025.

The Company has agreed to pay OSR royalties for four percent (4%) of the net sales of each licensed product. The royalty may be reduced upon the introduction of generic competition or patent stacking, but in no event would the royalty be less than half of what it would have otherwise been, but for the generic competition or patent stacking. The Company also agreed to pay OSR a royalty of the Company’s net sublicensing income for each licensed product and to pay OSR certain milestone payments upon the achievement of certain milestone events, such as the initiation of different phases of clinical trials of a licensed product, market authorization application (“MAA”) approval by a major market country, MAA approval in the United States, the first commercial sale of a licensed product in the U.S. and certain E.U. countries, and achievement of certain net sales levels.

No events have occurred or have been achieved (and none are considered probable) to trigger any contingent payments under the ARLA during the six months ended June 30, 2025.

AGC Biologics S.p.A.

The Company maintains a long-term manufacturing and development partnership with AGC Biologics under a non-cancellable Master Service Agreement (“MSA”), renewable and terminable only under specific circumstances such as material breach or insolvency. The agreement covers development activities, technology transfer, and manufacturing services, including royalty and milestone-based compensation linked to clinical and regulatory progress.

In the ordinary course of business, the Company and AGC have executed multiple side letters, work statements, amendments, and purchase orders to support the transfer and implementation of manufacturing processes at AGC’s facility in Bresso, Italy, and the production of GMP-grade Lentiviral Vectors for ex-vivo applications.

In September 2024, the MSA was amended with an effective date of March 2024 and extended until June 30, 2025.

In addition to the original MSA dated 2019, in December 2024, the parties signed a new MSA. The new agreement provides a framework for AGC to reserve production slots and perform services under discrete work statements, with payment obligations structured on a pro-rata basis and cancellation fees applicable under certain conditions.

Intellectual property rights owned or controlled by either party prior to or independently of the services remain with the respective party.

The new MSA is an open-ended agreement with no specific expiration date, as its term is tied to the completion of any service phase, or work statement (“WS”), starting with WS01.

AGC provides manufacturing, testing, and release services for the Cell Therapy Drug Product using an Exclusive GMP Suite (“EGS”) supported by a dedicated team (“EGS Team”). The service is compensated through monthly fees, primarily covering the suite and team costs, along with additional charges for materials and accessories where applicable. AGC retains full responsibility for the logistical, organizational, and operational management of the service, including personnel recruitment, training, and coordination, as well as all related compensation and social security obligations.

WS01 includes two main phases:

1.	An initial Ramp-Up Phase with an estimated duration of six (6) months, which started on February 1, 2025 (start of activities) and ended on August 1, 2025.

2.	A Routine Phase, which is scheduled to begin on the first day of the subsequent month after the completion of the Ramp-Up Phase (specifically, after the receipt of authorization from the Regulatory Agency (“AIFA”) to use the Exclusive Suite and the successful completion of the training of personnel assigned to the dedicated team).

The Company may terminate this schedule or work statement by providing twelve (12) months’ prior written notice to AGC. However, such notice cannot be issued before the sixth (6th) month anniversary of the Ramp-Up Phase commencement date; for clarity, the notice must not be sent before August 1, 2025. (Please refer to Note 20- Subsequent Events).

As a result of the contractual provisions, the Company had a binding commitment of approximately €3.5 million as of December 31, 2024. Although the agreement was signed in December 2024, it became effective starting February 2025.

As of June 30, 2025, the Company had a remainder commitment of approximately €2.8 million in relation to Work Statement No. 01.

Operating lease - office rent

On December 1, 2019, the Company began a six-year non-cancelable (and renewable for a further six (6) years until December 1, 2026) lease agreement for office space with OSR. Withdrawal is allowed from the fourth year with a notice of 12 months. After the initial expiration date, the contract is automatically renewed for an additional six (6) years. As of December 31, 2024, neither party has communicated any termination of the lease agreement, which is therefore considered renewed until December 2031, subject to any potential earlier termination.

At June 30, 2025, the minimum commitment for the following 12 months is approximately €16,141 through to June 30, 2026.

Legal proceedings

From time to time, the Company may be subject to various claims and suits arising in the ordinary course of business. The Company is not currently party to any material legal proceedings, the outcome of which the Company believes, if determined adversely to the Company, would individually or in the aggregate have a material adverse effect on the Company’s business, operating results, or financial condition. At each reporting date, the Company evaluates whether a potential loss amount, or a potential range of loss, is probable and reasonably estimable under the provisions of ASC 450, Contingencies.